Share Capital, Reserves and Retained Earnings	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital Reserves And Retained Earnings Explanatory [Abstract]
SHARE CAPITAL, RESERVES AND RETAINED EARNINGS
NOTE 13:	SHARE CAPITAL, RESERVES AND RETAINED EARNINGS

a.	The Company’s Ordinary shares of NIS 0.1 are traded on the TASE. The Company’s ADSs are listed for trading on the Nasdaq Capital Market in the U.S. The share price was NIS 0.098 (USD 0.0305) as of December 31, 2020.

Ordinary shares confer upon their holders voting rights and right to participate in the shareholders’ meeting, right to receive dividends and the right to participate in the excess of assets upon liquidation of the Company.

b.	On August 3, 2017, the Company held its Annual General Meeting of Shareholders, pursuant to which, inter alia, it was decided to increase the Company’s authorized share capital from 700,000,000 Ordinary Shares to 1,450,000,000 Ordinary Shares.

c.	Outstanding warrants:

The table below summarizes the outstanding warrants as of December 31, 2020 -

Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Exercise price in USD (per warrant)	Expiration date

1,050,000	105,000,000	February 17, 2017	4.1	August 16, 2022
1,400,000	140,000,000	March 7, 2017	2.3	September 6, 2022

2,450,000	245,000,000